RELATED PARTY TRANSACTIONS (Details) - USD ($)	Sep. 30, 2023	Sep. 30, 2022
Related Party Transaction
Due to related parties	$ 1,111,001	$ 2,052,403
Other Liability, Current, Related Party, Type [Extensible Enumeration]	us-gaap:RelatedPartyMember	us-gaap:RelatedPartyMember
Shareholder | HUANG Jian Cong
Related Party Transaction
Due to related parties	$ 1,017,701	$ 1,963,527
Other Liability, Current, Related Party, Type [Extensible Enumeration]	us-gaap:RelatedPartyMember	us-gaap:RelatedPartyMember
Other Affiliates of the Company
Related Party Transaction
Due to related parties	$ 93,300	$ 88,876